REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	3 Months Ended	12 Months Ended
	May 31, 2026	Feb. 28, 2026
Revenue from Contract with Customer [Abstract]
SCHEDULE OF REVENUES FROM CONTRACTS WITH CUSTOMERS

The following table presents revenues from contracts with customers disaggregated by product/service:

	Three Months Ended May 31, 2026	Three Months Ended May 31, 2025
Device rental activities	$1,613,095	$1,627,286
Direct sales of goods and services	218,107	227,551
	$1,831,202	$1,854,837

The following table presents revenues from contracts with customers disaggregated by product/service:

	Year Ended February 28, 2026	Year Ended February 28, 2025
Device rental activities	$6,920,336	$5,050,255
Direct sales of goods and services	825,000	1,080,631
	$7,745,336	$6,130,886